UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
November 6, 2009




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     4020     8109 SH       SOLE
GILEAD SCI                     COM              375558103     2619    56340 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     4900     1476 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     4270    55987 SH       SOLE
HARRIS STRATEX                 COM              41457p106        2      281 SH       SOLE
HEWLETT PACK                   COM		428236103     5106   108160 SH       SOLE
BAXTER INT                     COM              071813109     3631    63705 SH       SOLE
HARRIS CORP                    COM              413875105     2778    73895 SH       SOLE
GENERAL DYNAMICS               COM              369550108     3239    50145 SH       SOLE
ABBOTT LABS                    COM              002824100     2447    49480 SH       SOLE
MICROSOFT                      COM              594918104     4538   176477 SH       SOLE
PATTERSON INC                  COM              703395103     1546    56767 SH       SOLE
GRAINGER                       COM              384802104     1637    18325 SH       SOLE
ST JUDE 14                     NOTE             790849AE3       61    60000 PRN      SOLE
VARIAN MED 		       COM              92220P105     1378    32715 SH       SOLE
AUTO DATA PROC                 COM              053015103     3697    94090 SH       SOLE
BECTON DICKINSON               COM              075887109     2478    35527 SH       SOLE
PEPSICO INC                    COM              713448108     4385    75769 SH       SOLE
NIKE CL B                      COM              654106103     2646    40905 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     2486    42925 SH       SOLE
ST JUDE MED                    COM	        790849103     2634    67530 SH       SOLE
MCKESSON CORP                  COM              58155Q103     3002    50415 SH       SOLE
LAB CORP OF AMERICA            COM              50540R409      111     1695 SH       SOLE
ACCENTURE LTD                  COM              G1151C101     1471    39480 SH       SOLE
COCA COLA                      COM              191216100      144     2700 SH       SOLE
COMCAST CORP                   COM              20030N101        8      485 SH       SOLE
NOVO NORD                      COM              670100205     1604    25495 SH       SOLE
FRANKLIN RESOURCES             COM              354613101       42      590 SH       SOLE
HEINEKEN NV ADR                COM              423012202      103     4500 SH       SOLE
JOHNSON & JOHNSON              COM              478160104       79     1302 SH       SOLE
3M CORP                        COM              88579Y101      138     1875 SH       SOLE
BERKSHIRE 13                   NOTE             084664BD2       74    70000 PRN      SOLE
STARBUCKS                      COM              855244109       26     1935 SH       SOLE
TOTAL SYSTEM SERVICES          COM              891906109       56     3535 SH       SOLE
WAL-MART STORES                COM              931142103       76     1565 SH       SOLE
KRAFT FOODS 17                 NOTE             50075NAS3       59    55000 PRN      SOLE
KRAFT FOODS 11                 NOTE             50075NAB0       42    40000 PRN      SOLE
PEPSICO 12                     NOTE             713448BF4      103    95000 PRN      SOLE
PACCAR 14                      NOTE             69373UAA5       22    20000 PRN      SOLE
PHILLIP MORRIS 13              NOTE             718172AB5        6     6000 PRN      SOLE
WAL-MART STORES 13             NOTE             931142AS2       82    70000 PRN      SOLE
AMERICAN EXPRESS 13            NOTE             025816AQ2       36    35000 PRN      SOLE
ABBOTT LABS 14                 NOTE             002824AQ3       74    70000 PRN      SOLE
FED NATL MTG 14                NOTE             31359MWJ8       93    85000 PRN      SOLE
PROC GAM 14                    NOTE             742718DL0       43    40000 PRN      SOLE
US T NOTE TIPS                 NOTE             912828GD6       39    35000 PRN      SOLE